CONVERTIBLE DEBENTURES - ATW Financing - Narratives (Details)	3 Months Ended			5 Months Ended	12 Months Ended
	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 CAD ($)	Dec. 31, 2025 USD ($)	May 01, 2025 USD ($)
CREDIT FACILITIES
Revaluation	$ (197,633)				$ 525,245
Interest payment due period	3 days	3 days
Convertible debentures	$ 13,020,932			$ 14,477,841	14,477,841
ATW Financing
CREDIT FACILITIES
Financial liabilities at fair value through FVTPL							$ 20,000,000
Revaluation	(197,633)			$ 525,245	$ 525,245
Transaction costs (note 12)	2,380,272
Interest expense	$ 190,719		$ 0
Conversions of Notes into common shares (in shares) | shares	290,094	290,094
Conversions of Notes into common shares in value	$ 1,259,276	$ 950,000
Convertible debentures	$ 13,020,932					$ 9,500,000
ATW Financing | Outstanding Principal is between USD $15 million and $20 million
CREDIT FACILITIES
Percentage of staking rewards entitlement	85.00%	85.00%
ATW Financing | Outstanding Principal is between USD $10 million and $15 million
CREDIT FACILITIES
Percentage of staking rewards entitlement	62.50%	62.50%
ATW Financing | Outstanding Principal is between USD $5 million and $10 million
CREDIT FACILITIES
Percentage of staking rewards entitlement	37.50%	37.50%
ATW Financing | Outstanding Principal is between USD $2.5 million and $5 million
CREDIT FACILITIES
Percentage of staking rewards entitlement	18.80%	18.80%